Financial Instruments	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	Financial instruments
Accounting classifications and fair values
The following tables show the carrying amounts and fair values of financial assets and financial liabilities.

	United States Dollar
	Carrying amount				Carrying amount	Fair value
Figures in millions unless otherwise stated	Fair value through profit or loss	Fair value through OCI	Financial assets measured at amortised cost	Financial liabilities measured at amortised cost	Total	Total

2025
Financial assets measured at fair value
– Trade receivables from provisional copper sales	31.0	—	—	—	31.0	31.0
– Investments	—	142.4	—	—	142.4	142.4
– Asanko contingent consideration	22.0	—	—	—	22.0	22.0
– Royalties - assets held for sale	77.5	—	—	—	77.5	77.5
Total	130.5	142.4	—	—	272.9	272.9
Financial assets not measured at fair value
– Environmental trust funds	—	—	140.9	—	140.9	140.9
– Trade and other receivables	—	—	130.8	—	130.8	130.8
– Cash and cash equivalents	—	—	1,779.2	—	1,779.2	1,779.2
– Other investment	—	—	47.2	—	47.2	47.2
– Asanko deferred consideration	—	—	28.1	—	28.1	28.1
Total	—	—	2,126.2	—	2,126.2	2,126.2
Financial liabilities not measured at fair value
– Borrowings	—	—	—	2,738.2	2,738.2	2,806.3
– Trade and other payables	—	—	—	747.6	747.6	747.6
– Lease liabilities	—	—	—	483.0	483.0	483.0
Total	—	—	—	3,968.8	3,968.8	4,036.9

	United States Dollar
	Carrying amount				Carrying amount	Fair value
Figures in millions unless otherwise stated	Fair value through profit or loss	Fair value through OCI	Financial assets measured at amortised cost	Financial liabilities measured at amortised cost	Total	Total

2024
Financial assets measured at fair value
– Trade receivables from provisional copper sales	16.5	—	—	—	16.5	16.5
– Investments	—	114.5	—	—	114.5	114.5
– Asanko contingent consideration	18.4	—	—	—	18.4	18.4
Total	34.9	114.5	—	—	149.4	149.4
Financial assets not measured at fair value
– Environmental trust funds	—	—	125.2	—	125.2	125.2
– Trade and other receivables	—	—	156.0	—	156.0	156.0
– Cash and cash equivalents	—	—	860.2	—	860.2	860.2
– Other investment	—	—	46.5	—	46.5	46.5
– Asanko deferred consideration	—	—	49.5	—	49.5	49.5
Total	—	—	1,237.4	—	1,237.4	1,237.4
Financial liabilities not measured at fair value
– Borrowings	—	—	—	2,495.6	2,495.6	2,502.1
– Trade and other payables	—	—	—	545.6	545.6	545.6
– Lease liabilities	—	—	—	450.2	450.2	450.2
Total	—	—	—	3,491.4	3,491.4	3,497.9

Notes to the consolidated financial statements continued
for the year ended 31 December 2025
41.Financial instruments continued
The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
Trade and other receivables, trade and other payables and cash and cash equivalents
The carrying amounts approximate fair values due to the short maturity of these instruments.
Investments
The fair value of publicly traded instruments (listed investments) is based on quoted market values.
Asanko deferred and contingent considerations
The contingent consideration is measure at fair value and the deferred consideration is measured at amortised cost. The values of the considerations are based on the expected cash flows of the consideration receivable. Refer note 15 for the key inputs used in the valuation.
Royalties - asset held for sale
The royalties are measured at fair value. The fair value is based on the expected cash flows of the consideration receivable in terms of the contract. Refer note 16 (b) for further details.
Environmental trust funds
The trust funds consist of term deposits in South Africa as well as secured cash deposits in Ghana. The environmental trust funds are measured at amortised cost which approximates fair value based on the nature of the fund’s underlying investments.
Other investments
Comprise mainly listed bonds and unlisted investments and warrants that are measured at amortised cost which approximates fair value. The fair value of the bonds is determined using quoted market prices in active markets.
Borrowings
The 10-year notes and seven-year notes (2024: the five-year notes and the 10-year notes) are issued at a fixed interest rate. The fair values of these notes are based on listed market prices. The fair value of the remaining borrowings approximates their carrying amount, determined using the discounted cash flow method using market related interest rates.
Fair value hierarchy
The Group has the following hierarchy for measuring the fair value of assets and liabilities at the reporting date:
Level 1
Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2
Inputs other than quoted prices in level 1 that are observable for the asset or liability, either directly (as prices) or indirectly
(derived from prices); and
Level 3
Inputs for the asset or liability that are not based on observable market data (unobservable inputs).
The Group recognises transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred. There were no transfers during the years ended 31 December 2025 and 2024.
41.Financial instruments continued
The following table sets out the Group’s financial assets and financial liabilities by level within the fair value hierarchy at the reporting date:

	United States Dollar
	2025				2024
Figures in millions unless otherwise stated	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3

Financial assets measured at fair value
Trade receivables from provisional copper sales	31.0	—	31.0	—	16.5	—	16.5	—
Investments – listed	142.4	142.4	—	—	114.5	114.5	—	—
Asanko contingent consideration	22.0	—	—	22.0	18.4	—	—	18.4
Royalties - asset held for sale	77.5	—	—	77.5	—	—	—	—
Financial assets not measured at fair value
Environmental trust funds	140.9	—	140.9	—	125.2	—	125.2	—
Other investment	47.2	47.2	—	—	46.5	46.5	—	—
Asanko deferred consideration	28.1	—	28.1	—	49.5	—	49.5	—
Financial liabilities not measured at fair value
Borrowings	2,806.3	1,309.6	—	1,496.7	2,502.1	504.4	—	1,997.7
Trade receivables from provisional copper sales
Valued using quoted market prices based on the forward London Metal Exchange (“LME”) and, as such, is classified within level 2 of the fair value hierarchy.
Listed investments
Comprise equity investments in listed entities and are therefore valued using quoted market prices in active markets.
Royalties - asset held for sales
The royalties are measured at fair value. The fair value is based on the expected cash flows of the consideration receivable in terms of the contract. Refer note 16 (b) for further details.
Asanko deferred and contingent considerations
The contingent consideration is measured at fair value and the deferred consideration is measured at amortised cost. The values of the considerations are based on the expected cash flows of the consideration receivable. Refer note 15 for the key inputs used in the valuations.
Environmental trust funds
The trust funds consist of term deposits in South Africa as well as secured cash deposits in Ghana. The environmental trust funds are measured at amortised cost which approximates fair value based on the nature of the fund’s underlying investments.
Other investments
Comprise listed bonds and unlisted investments and warrants that are measured at amortised cost which approximates fair value.
The fair value of the bonds is determined using quoted market prices in active markets.
Borrowings
The 10-year notes and 7-year notes (2024: the 5-year notes and the 10-year notes) are issued at a fixed interest rate. The fair values of these notes are based on listed market prices and are classified within level 1 of the fair value hierarchy. The fair value of the remaining borrowings approximates their carrying amount, determined using the discounted cash flow method and market related interest rates and are classified within level 3 of the fair value hierarchy.